Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Central Index Key	dei_EntityCentralIndexKey	0001501825
Hartford Total Return Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Total Return Bond ETF
Supplement [Text Block]	hfett_SupplementTextBlock

MARCH 1, 2018

SUPPLEMENT TO

Hartford Total Return Bond ETF

A SERIES OF HARTFORD FUNDS EXCHANGE-TRADED TRUST

SUMMARY PROSPECTUS

DATED SEPTEMBER 28, 2017

AND

PROSPECTUS

DATED SEPTEMBER 15, 2017

This Supplement contains new and additional information and should be read in connection with your Prospectus and Summary Prospectus.

Effective immediately, the Summary Prospectus and Prospectus will be revised as follows:

1.	Under the heading “Principal Risks” in the Summary Prospectus and the summary section of the Prospectus, the following paragraph is added at the end of the section:

Securities Lending Risk–The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.